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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21753

Church Capital Investment Trust
Exact name of registrant as specified in charter)

301 Oxford Valley Road, Suite 801B Yardley, Pennsylvania	19067
(Address of principal executive offices)	(Zip code)

Christy Oeth Church Capital Management, LLC 301 Oxford Valley Road, Suite 801B Yardley, PA 19067
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 321-1900

Date of fiscal year end: November 30

Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	Church Capital Investment Trust

By (Signature and Title)*	/s/ Gregory A. Church
Gregory A. Church, President

Date: August 7, 2006

EXHIBIT A

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fun Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
General Electric	GE	369604103	04/26/06	Directors	Issuer	Y	For	For
				Selection of independent auditor	Issuer	y	for	for
				Cumulative voting	Security Holder	y	against	for
				Curb over-extended directors	Security Holder	y	against	for
				One director from the ranks of retirees	Security Holder	y	against	for
				Independent board chairman	Security Holder	y	against	for
				Director elction majority vote standard	Security Holder	y	against	for
				Report on global warming science	Security Holder	y	against	for
Time Warner	TWX	887317105	05/19/06	Directors	Issuer	y	for	for
				Ratification of auditors	Issuer	y	for	for
				Approval of stock incentive plan	Issuer	y	for	for
				Stockholder proposal regarding simple majority vote	Security Holder	y	against	for
				Stockholder proposal regarding separation of roles of chairman and ceo	Security Holder	y	against	for
				Stockholder proposal regarding code of vendor conduct	Security Holder	y	against	for
Royal Dutch Shell	RDSA	780259206	05/16/06	Directors	Issuer	y	for	for
				Adoption of annual report and accounts	Issuer	y	for	for
				Approval of remuneration report	Issuer	y	for	for
				Reappointment of auditors	Issuer	y	for	for
				Remuneration of auditors	Issuer	y	for	for
				Authority to allot shares	Issuer	y	for	for
				Disapplication of pre-emption rights	Issuer	y	for	for
				Authority to purchase own shares	Issuer	y	for	for
				Authority for certain donations and expenditure	Issuer	y	for	for
				Shareholder resolution	Security Holder	y	abstain	not applicable
Transocean Inc.	RIG	G90078OIH	05/11/06	Directors	Issuer	y	for	for
				Ernst & Young to serve as accounting firm for 2006	Issuer	y	for	for
Hanover Compressor Company	HC	410768OIH	05/11/06	Directors	Issuer	y	for	for
				Ratification of reaapointment of Pricewaterhousecoopers LLP	Issuer	y	for	for
				Approval of stock incentive plan	Issuer	y	for	for
Baxter International	BAX	071813109	05/09/06	Directors	Issuer	y	for	for
				Ratification of independent registered public accounting firm	Issuer	y	for	for
				Proposal to amend article six of the restated certificate of incorporation eliminating classified structure of BOD	Issuer	y	for	for
				Proposal to amend article fifth of the restated certificate of incoporation to reduce min. & max. # of directors	Issuer	y	for	for
				Proposal relating to redemption of shareholders rights plan	Security Holder	y	against	for
Bank of America	BAC	060505104	04/26/06	Directors	Issuer	y	for	for
				Ratification of independent registered public accounting firm	Issuer	y	for	for
				Adopt an amendment to the 2003 key associate stock plan	Issuer	y	for	for
				Stockholder proposal- political contributions	Security Holder	y	against	for
				Stockholder proposal- majority voting in director elections	Security Holder	y	against	for
				Stockholder proposal- independent board chairman	Security Holder	y	against	for
				Stockholder proposal- EEO policy	Security Holder	y	against	for
Coca-Cola Enterprises Inc	CCE	191219104	04/28/06	Directors	Issuer	y	for	for
				Ratify appt. of Ernst & Young	Issuer	y	for	for
				Shareholder proposal to request shareowner approval of certain severance agreements	Security Holder	y	against	for
Texas Instruments	TXN	882508104	04/20/06	Directors	Issuer	y	for	for
				Ratify appt. of Ernst & Young	Issuer	y	for	for
Corning Inc.	GLW	219350105	04/27/06	Directors	Issuer	y	for	for
				Approval of admendment of the 2002 worldwide employee share purchase plan	Issuer	y	for	for
				Approval of adoption of the 2006 variable compensation plan	Issuer	y	for	for
				Approval of amendment of the 2003 equity plan for non-employee directors	Issuer	y	for	for
				Proposal to ratify the appt. of pricewaterhousecoopers llp	Issuer	y	for	for
				Shareholder proposal relating to the election of each director annually	Security Holder	y	against	for
Citigroup Inc	C	172967101	04/18/06	Directors	Issuer	y	for	for
				Proposal to ratify selection of KPMG LLP as independent registered public accounting firm for 2006	Issuer	y	for	for
				Proposal to amend article 4 of the restated certificate of inc.	Issuer	y	for	for
				Proposal to amend article 8 of the restated certificate of incorporation	Issuer	y	for	for
				Proposal to amend article 9 of the restated certificate of incorporation	Issuer	y	for	for
				Stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options	Security Holder	y	against	for
				Stockholder proposal requesting a report of political contributions	Security Holder	y	against	for
				Stockholder proposal requesting a report on charitable contributions	Security Holder	y	against	for
				Stockholder proposal requesting the adoption of a policy regarding performance-based equity compensatuion for senior executives	Security Holder	y	against	for
				Stockholder proposal regarding reimbursement of expenses incurred by a stockholder in a contested election of directors	Security Holder	y	against	for
				Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilites	Security Holder	y	against	for
				Stockholder proposal requesting the recoupment of management bonuses in the event of a restatement of earnings	Security Holder	y	against	for
Honeywell International Inc.	HON	438516106	04/24/06	Directors	Issuer	y	for	for
				Approval of independent accountants	Issuer	y	for	for
				Approval of 2006 stock incentive plan	Issuer	y	for	for
				Approval of 2006 stock plan for nonemployee directors	Issuer	y	for	for
				Majority vote	Security Holder	y	against	for
				Director compensation	Security Holder	y	against	for
				Recoup unearned mamagement bonuses	Security Holder	y	against	for
				Onondaga lake environmental pollution	Security Holder	y	against	for
				Separate vote on golden payments	Security Holder	y	against	for
Halliburton Company	HAL	406216OIH	05/17/06	Directors	Issuer	y	for	for
				Proposal for ratification of the selection of auditors	Issuer	y	for	for
				Proposal to amend certificate of incorporation	Issuer	y	for	for
				Proposal on severance agreements	Issuer	y	for	for
				Proposal on human rights review	Security Holder	y	against	for
				Proposal on director election vote threshold	Security Holder	y	against	for
				Proposal on poison pill	Security Holder	y	against	for
Cimarex Energy Co.	XEC	171798101	05/17/06	Directors	Issuer	y	for	for
				Approve performance goals toward restricted stock to obtain federal income tax deductions	Issuer	y	for	for
				Ratify appt. of KPMG LLP as independent auditors	Issuer	y	for	for
Nabors Industries LTD	NBR	G6359F103	06/06/06	Directors	Issuer	y	for	for
				Appointment of Pricewaterhousecoopers LLP as independent auditors and to authorize the audit committee of the board of directors to set auditors remuneration	Issuer	y	for	for
				Management proposal- approval of the company's amended and restated 2003 employee stock plan	Issuer	y	for	for
Gannett Co., Inc.	GCI	364730101	04/18/06	Directors	Issuer	y	for	for
				Proposal to ratify Ernst & Young LLP as independent registered public acctg firm for 2006	Issuer	y	for	for
				Proposal to approve 2001 Omnibus Incentive Comp Plan	Issuer	y	for	for
				Shareholder proposal concerning annual election of directors	Security Holder	y	against	for
				Shareholder proposal concerning independent Board Chairman	Security Holder	y	against	for